Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	2 Months Ended		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021		Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development expenses					$ 38,000					$ 38,000	$ 37,000	$ 28,000
General and administrative expenses			1,069,000		775,000				4,367,000	1,328,000	3,049,000	2,890,000
Funding expenses					120,000					120,000	74,000	255,000
Total expenses			1,069,000		933,000				4,367,000	1,486,000	3,160,000	3,173,000
Loss from operation			(1,069,000)		(933,000)				(4,367,000)	(1,486,000)	(3,160,000)	(3,173,000)
Other Income
Other expense			3,102,000		(23,000)				2,145,000	(330,000)	(1,727,000)	(484,000)
Interest expense, net			(47,000)						(92,000)
Total other income			3,055,000		(23,000)				2,053,000	(330,000)	(1,727,000)	(484,000)
Net income (loss)			$ 1,986,000		$ (956,000)				$ (2,314,000)	$ (1,816,000)	$ (4,887,000)	$ (3,657,000)
Earnings per share, basic			$ 0.03		$ (0.03)				$ (0.04)	$ (0.06)	$ (2,444)	$ (3,657)
Earnings per share, diluted			$ (0.00)		$ (0.03)				$ (0.07)	$ (0.06)	$ (2,444)	$ (3,657)
Weighted average number of shares outstanding, basic			65,410,172		32,313,215				64,890,548	32,313,215	2,000	1,000
Weighted average number of shares outstanding, diluted			66,132,587		32,313,215				65,486,891	32,313,215	2,000	1,000
Comprehensive income (loss):
Foreign currency translation adjustment			$ 610,000		$ 608,000				$ 36,000	$ 1,269,000	$ 753,000	$ 79,000
Total comprehensive loss			$ 2,596,000		$ (348,000)				$ (2,278,000)	(547,000)	(4,134,000)	(3,578,000)
Murphy Canyon Acquisition Corp [Member]
Operating expenses:
General and administrative expenses	$ 4,381			$ 376,266		$ 249,420	$ 853,672	$ 493,138			1,092,682
Administration fee - related party				30,000		30,000	60,000	50,000			110,000
Total expenses	4,381			406,266		279,420	913,672	543,138			1,202,682
Other Income
Interest income - Investments held in Trust Account				275,290		191,585	939,522	201,767			1,976,183
Total other income				275,290		191,585	939,522	201,767			1,976,183
Net income (loss) before income taxes	(4,381)			(130,976)		(87,835)	25,850	(341,371)			773,501
Income tax expense				(212,735)		(29,704)	(249,292)	(29,704)			(374,862)
Net income (loss)	$ (4,381)			$ (343,711)		$ (117,539)	$ (223,442)	$ (371,075)			$ 398,639
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Other Income
Earnings per share, basic				$ (0.06)		$ (0.01)	$ (0.03)	$ (0.03)			$ 0.03
Earnings per share, diluted				$ (0.06)		$ (0.01)	$ (0.03)	$ (0.03)			$ 0.03
Weighted average number of shares outstanding, basic				2,941,728		13,979,000	4,344,254	11,105,539			12,558,058
Weighted average number of shares outstanding, diluted				2,941,728		13,979,000	4,344,254	11,105,539			12,558,058
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Other Income
Earnings per share, basic	$ (0.00)			$ (0.06)		$ (0.01)	$ (0.03)	$ (0.03)			$ 0.03
Earnings per share, diluted				$ (0.06)		$ (0.01)	$ (0.03)	$ (0.03)			$ 0.03
Weighted average number of shares outstanding, basic	2,875,000	[1],[2]		3,306,250		3,306,250	3,306,250	3,306,250			3,306,250
Weighted average number of shares outstanding, diluted	2,875,000	[1],[2]		3,306,250		3,306,250	3,306,250	3,306,250			3,306,250
Previously Reported [Member]
Other Income
Other expense										(114,000)
Total other income										(114,000)
Net income (loss)										(1,600,000)	$ (4,887,000)	$ (3,657,000)
Comprehensive income (loss):
Foreign currency translation adjustment										1,244,000
Total comprehensive loss										$ (356,000)

[1]	Excludes an aggregate of up to 431,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).